SHAREHOLDERS' EQUITY (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2014	Nov. 30, 2013	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for real estate investment				1,300,580
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Expiration term			7 years
Available for grant			491,991
Aggregate intrinsic value of options outstanding
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			2 years
Additional shares authorized	150,000	50,000
Ordinary shares reserved for issuance			183,690
Unrecognized compensation cost			$ 1,500
Unrecognized compensation cost, recognition period			2 years
Restricted Stock [Member] | Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Restricted Stock [Member] | Year Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%